Financial Risk Management - Summary of Financial Instruments Foreign Currencies (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020
Financial assets
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Asset Reporting Currency Denominated Value	₩ 69,523,176	₩ 54,922,901
Cash and due from financial institutions
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Asset Reporting Currency Denominated Value	10,212,151	7,769,696
Financial assets at fair value through profit or loss
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Asset Reporting Currency Denominated Value	8,032,103	6,226,201
Derivatives held for trading
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Asset Reporting Currency Denominated Value	295,209	414,927
Derivatives held for hedging
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Asset Reporting Currency Denominated Value	108,632	112,431
Loans measured at amortized cost
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Asset Reporting Currency Denominated Value	37,508,968	28,210,688
Financial assets at fair value through other comprehensive income
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Asset Reporting Currency Denominated Value	7,679,145	6,054,893
Financial assets at amortized cost
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Asset Reporting Currency Denominated Value	3,327,474	2,607,588
Other financial assets
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Asset Reporting Currency Denominated Value	2,359,494	3,526,477
Financial liabilities
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Liability Reporting Currency Denominated Value	63,635,498	49,766,586
Financial liabilities at fair value through profit or loss
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Liability Reporting Currency Denominated Value	1,496,712	1,267,690
Derivatives held for trading
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Liability Reporting Currency Denominated Value	599,543	684,373
Derivatives held for hedging
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Liability Reporting Currency Denominated Value	42,470	153,578
Deposits
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Liability Reporting Currency Denominated Value	31,548,645	24,519,600
Borrowings Translated Into Korean Won
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Liability Reporting Currency Denominated Value	19,112,108	13,187,235
Debentures
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Liability Reporting Currency Denominated Value	8,515,662	6,111,215
Other financial liabilities
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Liability Reporting Currency Denominated Value	2,320,358	3,842,895
Off-balance sheet items
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Off Balance Sheet Item In Foreign Currencies	20,509,664	16,432,781
USD | Financial assets
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Asset Reporting Currency Denominated Value	51,911,017	39,036,629
USD | Cash and due from financial institutions
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Asset Reporting Currency Denominated Value	6,995,653	4,482,459
USD | Financial assets at fair value through profit or loss
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Asset Reporting Currency Denominated Value	7,217,843	5,464,176
USD | Derivatives held for trading
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Asset Reporting Currency Denominated Value	222,759	339,190
USD | Derivatives held for hedging
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Asset Reporting Currency Denominated Value	104,091	112,431
USD | Loans measured at amortized cost
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Asset Reporting Currency Denominated Value	26,605,737	18,783,163
USD | Financial assets at fair value through other comprehensive income
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Asset Reporting Currency Denominated Value	6,604,010	5,446,539
USD | Financial assets at amortized cost
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Asset Reporting Currency Denominated Value	2,267,233	1,660,713
USD | Other financial assets
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Asset Reporting Currency Denominated Value	1,893,691	2,747,958
USD | Financial liabilities
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Liability Reporting Currency Denominated Value	47,037,860	36,957,646
USD | Financial liabilities at fair value through profit or loss
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Liability Reporting Currency Denominated Value	1,496,712	1,267,690
USD | Derivatives held for trading
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Liability Reporting Currency Denominated Value	376,230	497,975
USD | Derivatives held for hedging
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Liability Reporting Currency Denominated Value	42,470	139,528
USD | Deposits
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Liability Reporting Currency Denominated Value	21,324,104	16,441,107
USD | Borrowings Translated Into Korean Won
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Liability Reporting Currency Denominated Value	15,597,440	10,068,379
USD | Debentures
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Liability Reporting Currency Denominated Value	6,366,475	5,135,667
USD | Other financial liabilities
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Liability Reporting Currency Denominated Value	1,834,429	3,407,300
USD | Off-balance sheet items
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Off Balance Sheet Item In Foreign Currencies	19,149,581	14,991,859
JPY | Financial assets
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Asset Reporting Currency Denominated Value	1,072,833	1,263,185
JPY | Cash and due from financial institutions
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Asset Reporting Currency Denominated Value	420,964	583,545
JPY | Financial assets at fair value through profit or loss
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Asset Reporting Currency Denominated Value	12,047	39,817
JPY | Derivatives held for trading
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Asset Reporting Currency Denominated Value	221	18,061
JPY | Derivatives held for hedging
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Asset Reporting Currency Denominated Value	0	0
JPY | Loans measured at amortized cost
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Asset Reporting Currency Denominated Value	597,413	565,918
JPY | Financial assets at fair value through other comprehensive income
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Asset Reporting Currency Denominated Value	5,152	5,271
JPY | Financial assets at amortized cost
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Asset Reporting Currency Denominated Value	0	0
JPY | Other financial assets
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Asset Reporting Currency Denominated Value	37,036	50,573
JPY | Financial liabilities
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Liability Reporting Currency Denominated Value	1,385,330	1,479,086
JPY | Financial liabilities at fair value through profit or loss
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Liability Reporting Currency Denominated Value	0	0
JPY | Derivatives held for trading
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Liability Reporting Currency Denominated Value	6,099	21,221
JPY | Derivatives held for hedging
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Liability Reporting Currency Denominated Value	0	0
JPY | Deposits
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Liability Reporting Currency Denominated Value	900,044	933,268
JPY | Borrowings Translated Into Korean Won
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Liability Reporting Currency Denominated Value	456,029	485,618
JPY | Debentures
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Liability Reporting Currency Denominated Value	0	0
JPY | Other financial liabilities
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Liability Reporting Currency Denominated Value	23,158	38,979
JPY | Off-balance sheet items
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Off Balance Sheet Item In Foreign Currencies	353	32,200
EUR | Financial assets
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Asset Reporting Currency Denominated Value	3,341,012	3,063,531
EUR | Cash and due from financial institutions
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Asset Reporting Currency Denominated Value	482,144	558,793
EUR | Financial assets at fair value through profit or loss
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Asset Reporting Currency Denominated Value	514,047	508,587
EUR | Derivatives held for trading
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Asset Reporting Currency Denominated Value	44,384	41,834
EUR | Derivatives held for hedging
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Asset Reporting Currency Denominated Value	0	0
EUR | Loans measured at amortized cost
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Asset Reporting Currency Denominated Value	1,777,967	1,387,089
EUR | Financial assets at fair value through other comprehensive income
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Asset Reporting Currency Denominated Value	121,573	35,478
EUR | Financial assets at amortized cost
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Asset Reporting Currency Denominated Value	300,856	300,315
EUR | Other financial assets
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Asset Reporting Currency Denominated Value	100,041	231,435
EUR | Financial liabilities
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Liability Reporting Currency Denominated Value	3,800,160	2,244,352
EUR | Financial liabilities at fair value through profit or loss
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Liability Reporting Currency Denominated Value	0	0
EUR | Derivatives held for trading
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Liability Reporting Currency Denominated Value	61,941	84,712
EUR | Derivatives held for hedging
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Liability Reporting Currency Denominated Value	0	0
EUR | Deposits
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Liability Reporting Currency Denominated Value	1,873,026	991,872
EUR | Borrowings Translated Into Korean Won
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Liability Reporting Currency Denominated Value	386,023	402,802
EUR | Debentures
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Liability Reporting Currency Denominated Value	1,338,391	666,873
EUR | Other financial liabilities
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Liability Reporting Currency Denominated Value	140,779	98,093
EUR | Off-balance sheet items
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Off Balance Sheet Item In Foreign Currencies	262,116	248,007
GBP | Financial assets
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Asset Reporting Currency Denominated Value	356,475	425,339
GBP | Cash and due from financial institutions
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Asset Reporting Currency Denominated Value	96,951	113,586
GBP | Financial assets at fair value through profit or loss
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Asset Reporting Currency Denominated Value	11,024	30,030
GBP | Derivatives held for trading
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Asset Reporting Currency Denominated Value	534	1,774
GBP | Derivatives held for hedging
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Asset Reporting Currency Denominated Value	0	0
GBP | Loans measured at amortized cost
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Asset Reporting Currency Denominated Value	234,612	259,787
GBP | Financial assets at fair value through other comprehensive income
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Asset Reporting Currency Denominated Value	6,272	0
GBP | Financial assets at amortized cost
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Asset Reporting Currency Denominated Value	0	0
GBP | Other financial assets
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Asset Reporting Currency Denominated Value	7,082	20,162
GBP | Financial liabilities
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Liability Reporting Currency Denominated Value	638,916	579,884
GBP | Financial liabilities at fair value through profit or loss
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Liability Reporting Currency Denominated Value	0	0
GBP | Derivatives held for trading
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Liability Reporting Currency Denominated Value	19,833	1,817
GBP | Derivatives held for hedging
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Liability Reporting Currency Denominated Value	0	0
GBP | Deposits
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Liability Reporting Currency Denominated Value	106,456	66,440
GBP | Borrowings Translated Into Korean Won
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Liability Reporting Currency Denominated Value	496,084	501,716
GBP | Debentures
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Liability Reporting Currency Denominated Value	0	0
GBP | Other financial liabilities
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Liability Reporting Currency Denominated Value	16,543	9,911
GBP | Off-balance sheet items
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Off Balance Sheet Item In Foreign Currencies	2,991	741
CNY | Financial assets
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Asset Reporting Currency Denominated Value	3,020,926	3,080,943
CNY | Cash and due from financial institutions
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Asset Reporting Currency Denominated Value	570,186	878,798
CNY | Financial assets at fair value through profit or loss
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Asset Reporting Currency Denominated Value	16,113	6,046
CNY | Derivatives held for trading
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Asset Reporting Currency Denominated Value	5,549	4,344
CNY | Derivatives held for hedging
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Asset Reporting Currency Denominated Value	0	0
CNY | Loans measured at amortized cost
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Asset Reporting Currency Denominated Value	1,774,589	1,617,715
CNY | Financial assets at fair value through other comprehensive income
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Asset Reporting Currency Denominated Value	536,747	342,804
CNY | Financial assets at amortized cost
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Asset Reporting Currency Denominated Value	48,435	108,594
CNY | Other financial assets
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Asset Reporting Currency Denominated Value	69,307	122,642
CNY | Financial liabilities
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Liability Reporting Currency Denominated Value	2,157,614	1,849,065
CNY | Financial liabilities at fair value through profit or loss
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Liability Reporting Currency Denominated Value	0	0
CNY | Derivatives held for trading
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Liability Reporting Currency Denominated Value	18,223	42,023
CNY | Derivatives held for hedging
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Liability Reporting Currency Denominated Value	0	0
CNY | Deposits
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Liability Reporting Currency Denominated Value	1,943,015	1,755,272
CNY | Borrowings Translated Into Korean Won
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Liability Reporting Currency Denominated Value	0	439
CNY | Debentures
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Liability Reporting Currency Denominated Value	102,443	0
CNY | Other financial liabilities
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Liability Reporting Currency Denominated Value	93,933	51,331
CNY | Off-balance sheet items
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Off Balance Sheet Item In Foreign Currencies	250,239	253,472
Others | Financial assets
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Asset Reporting Currency Denominated Value	9,820,913	8,053,274
Others | Cash and due from financial institutions
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Asset Reporting Currency Denominated Value	1,646,253	1,152,515
Others | Financial assets at fair value through profit or loss
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Asset Reporting Currency Denominated Value	261,029	177,545
Others | Derivatives held for trading
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Asset Reporting Currency Denominated Value	21,762	9,724
Others | Derivatives held for hedging
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Asset Reporting Currency Denominated Value	4,541	0
Others | Loans measured at amortized cost
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Asset Reporting Currency Denominated Value	6,518,650	5,597,016
Others | Financial assets at fair value through other comprehensive income
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Asset Reporting Currency Denominated Value	405,391	224,801
Others | Financial assets at amortized cost
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Asset Reporting Currency Denominated Value	710,950	537,966
Others | Other financial assets
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Asset Reporting Currency Denominated Value	252,337	353,707
Others | Financial liabilities
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Liability Reporting Currency Denominated Value	8,615,618	6,656,553
Others | Financial liabilities at fair value through profit or loss
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Liability Reporting Currency Denominated Value	0	0
Others | Derivatives held for trading
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Liability Reporting Currency Denominated Value	117,217	36,625
Others | Derivatives held for hedging
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Liability Reporting Currency Denominated Value	0	14,050
Others | Deposits
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Liability Reporting Currency Denominated Value	5,402,000	4,331,641
Others | Borrowings Translated Into Korean Won
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Liability Reporting Currency Denominated Value	2,176,532	1,728,281
Others | Debentures
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Liability Reporting Currency Denominated Value	708,353	308,675
Others | Other financial liabilities
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Liability Reporting Currency Denominated Value	211,516	237,281
Others | Off-balance sheet items
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Off Balance Sheet Item In Foreign Currencies	₩ 844,384	₩ 906,502